Vessel revenue	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Vessel revenue	Vessel revenue

During the six months ended June 30, 2020, we did not have any vessels that earned revenue through long-term time charter contracts (with initial terms of one year or greater). During the six months ended June 30, 2019, we had three vessels that earned revenue through long-term time-charter contracts. The vessels that did not have long-term time charter contracts earned revenue from the Scorpio Pools or in the spot market.

Revenue Sources

	For the six months ended June 30,
In thousands of U.S. dollars	2020	2019
Pool revenue	$588,480	$342,505
Time charter revenue	—	2,551
Voyage revenue (spot market)	11,927	1,579
	$600,407	$346,635
Seasonality
The tanker market is typically stronger in the winter months of the northern hemisphere as a result of increased oil consumption but weaker in the summer months of the northern hemisphere as a result of lower oil consumption and refinery maintenance. In addition, unpredictable weather patterns during the winter months tend to disrupt vessel scheduling. The oil price volatility resulting from these factors has historically led to increased oil trading activities in the winter months. As a result, revenues generated by our vessels have historically been weaker during April to September and stronger during October to March.
Since the beginning of calendar year 2020, the outbreak of COVID-19 that originated in China and that has spread to most developed nations of the world has resulted in numerous actions taken by governments and governmental agencies in an attempt to mitigate the spread of the virus. These measures have resulted in a significant reduction in global economic activity and extreme volatility in the global financial and commodities markets (including oil).
While the reduction of economic activity significantly reduced global demand for oil and refined petroleum products, the extreme volatility in the oil markets and the steep contango that developed in the prices of oil and refined petroleum products resulted in record increases in spot TCE rates as an abundance arbitrage and floating storage opportunities opened up. These conditions persisted for most of the second quarter of 2020 but began to abate in June 2020 as the underlying oil markets stabilized.
We expect that the COVID-19 virus will continue to cause volatility in the commodities markets. The scale and duration of the impact of these factors remain unknowable but could have a material impact on our earnings, cash flow and financial condition for the remainder of 2020 and beyond. An estimate of the impact on the Company’s results of operations and financial condition cannot be made at this time.
Time Chartered-Out Vessels
    In accordance with IFRS 16 - Leases, we are required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out or pool arrangements, we have determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. Each component is quantified on the basis of the relative stand-alone price of each lease component; and on the aggregate stand-alone price of the non-lease components.
    These components are accounted for as follows:
•All fixed lease revenue earned under these time charter-out arrangements is recognized on a straight-line basis over the term of the lease.
•Lease revenue earned under our pool arrangements is recognized as it is earned, since it is 100% variable.
•The non-lease component is accounted for as services revenue under IFRS 15. This revenue is recognized “over time” as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the service.
    The following table summarizes the lease and non-lease components of revenue from time charter-out and pool revenue during the six months ended June 30, 2020 and 2019. These figures are not readily quantifiable as our contracts (with the Scorpio Pools or under time charter-out arrangements) do not separate these components. We do not view our pool and time charter-out revenue as two separate streams of revenue. Nevertheless, we have estimated these amounts by reference to (i)
third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the six months ended June 30,
In thousands of U.S. dollars	2020	2019
Lease component of revenue from time charter-out and pool revenue	$384,906	$191,523
Non-lease component of revenue from time charter-out and pool revenue	203,574	153,533
	$588,480	$345,056

The following table summarizes the terms of our time chartered-out vessels that were in place during the six months ended June 30, 2020 and 2019.

	Name	Year built	Type	Delivery Date to the Charterer	Charter Expiration	Rate ($/ day)
1	STI Pimlico	2014	Handymax	February-16	February-19	$18,000
2	STI Poplar	2014	Handymax	January-16	January-19	$18,000
3	STI Rose	2015	LR2	February-16	February-19	$28,000
Payments received include payments for the non-lease elements in these time chartered-out arrangements.